UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $68,565 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     1678   240000 SH       SOLE                   240000
AFFERO MINING                  COM              00818V103       94    75400 SH       SOLE                    75400
AKAMAI TECHNOLOGIES INC        COM              00971T101     1328    42200 SH       SOLE                    42200
ALEXCO RESOURCE CORP           COM              01535P106     4772   661900 SH       SOLE                   661900
ALTER NRG                      COM              02145W101     2377  2330800 SH       SOLE                  2330800
ARCAN RESOURCES                COM              039252101     1124   206300 SH       SOLE                   206300
BRIGUS GOLD CORP               COM              109490102     2868  1803700 SH       SOLE                  1803700
C&J ENERGY SERVICES            COM              12467B304     3100   200000 SH       SOLE                   200000
CAMAC ENERGY INC               COM              131745101      444   333493 SH       SOLE                   333493
CHEMTURA CORP                  COM NEW          163893209     3294   181000 SH       SOLE                   181000
CHESAPEAKE                     COM              165184102      340    30000 SH       SOLE                    30000
CIT GROUP INC                  COM NEW          125581801     3550    80200 SH       SOLE                    80200
CLINE MINING CORP              COM              186905105     9196  4015700 SH       SOLE                  4015700
CONNACHER OIL AND GAS          COM              20588Y103      310   295000 SH       SOLE                   295000
DEAN FOODS CO NEW              COM              242370104     1067    87000 SH       SOLE                    87000
FINISAR CORP                   COM NEW          31787A507      204    11300 SH       SOLE                    11300
HELIO RESOURCES                COM              423274109       68   178050 SH       SOLE                   178050
HUNTINGTON INGALLS INDS INC    COM              446413106     1366    39600 SH       SOLE                    39600
JDS UNIPHASE CORP              COM PAR $0.001   46612J507      290    17400 SH       SOLE                    17400
KKR & CO L P DEL               COM UNITS        48248M102     2305   142700 SH       SOLE                   142700
LEGACY OIL AND GAS             COM              524701505     1344   114800 SH       SOLE                   114800
MOTOROLA MOBILITY HLDGS INC    COM              620097105     1655    75100 SH       SOLE                    75100
NORTH AMERN ENERGY PARTNERS    COM              656844107     1332   173859 SH       SOLE                   173859
NORTHERN TIGER RESOURCES       COM              665831103      417   850000 SH       SOLE                   850000
OCLARO INC                     COM NEW          67555N206      167    24900 SH       SOLE                    24900
PROPHECY COAL                  COM              74346B103      806  1342900 SH       SOLE                  1342900
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     1888    54700 SH       SOLE                    54700
RELIANCE ENERGY                COM              75942N102      469  1235500 SH       SOLE                  1235500
RICHARDSON ELECTRS LTD         COM              763165107     4261   314605 SH       SOLE                   314605
SILVER BULL RES INC            COM              827458100       68   100000 SH       SOLE                   100000
SOUTHERN PACIFIC RESOURCES     COM              84359Y106     1576  1016800 SH       SOLE                  1016800
SPDR GOLD TRUST                GOLD SHS         78463V107     1942    13300 SH       SOLE                    13300
SWIFT TRANSN CO                CL A             87074U101     3675   271200 SH       SOLE                   271200
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1241    25853 SH       SOLE                    25853
VENOCO INC                     COM              92275P307     1875   147199 SH       SOLE                   147199
WESTFIRE ENERGY                COM              960254100     5321   776800 SH       SOLE                   776800
YUKON NEVADA                   COM              98849Q101      753  1814500 SH       SOLE                  1814500